Financial Instruments and Financial Risks (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Financial Instruments and Financial Risk Management [Line Items]
Equity marketable securities	$ 749
Debt marketable securities	$ 5,138